Summary of Significant Accounting Policies Deferred Leasing and Other Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Leasing and Other [Abstract]
Deferred Costs, Leasing, Gross	$ 477,374	$ 466,856
Finite-Lived Intangible Asset, Acquired-in-Place Leases	383,654	403,018
Deferred Leasing Costs and Finite Lived Intangible Assets Acquired, gross	861,028	869,874
Deferred Costs, Leasing, Accumulated Amortization	(247,081)	(236,335)
Finite-Lived Intangible Assets, Accumulated Amortization	(146,968)	(135,712)
Deferred Costs, Leasing, Net	466,979	497,827
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	54,623
Finite-Lived Intangible Assets, Amortization Expense, Year Two	41,420
Finite-Lived Intangible Assets, Amortization Expense, Year Three	32,610
Finite-Lived Intangible Assets, Amortization Expense, Year Four	26,159
Finite-Lived Intangible Assets, Amortization Expense, Year Five	19,557
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	51,893
Finite-Lived Intangible Assets, Net	226,262
Net Charge to Rental Income Year One	2,265
Net Charge to Rental Income Year Two	1,741
Net Charge to Rental Income Year Three	1,419
Net Charge to Rental Income Year 4	1,176
Net Charge to Rental Income Year 5	1,007
Net Charge to Rental Income After Year Five	2,816
Net Charge to Rental Income	$ 10,424